UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                    --------------

                     UBS Tamarack International Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: September 30, 2004
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                     MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (93.24%)
                    ----------------------------------
                    COMMON STOCK (93.24%)
                    ---------------------
                    ADVERTISING SERVICES (0.91%)
           35,769   IPSOS - (France) **, (a)                                               $   3,394,090
                                                                                           ---------------
                    AEROSPACE/DEFENSE - EQUIPMENT (0.38%)
           38,177   Zodiac SA (France) **                                                      1,409,204
                                                                                           ---------------
                    AIRPORT DEVELOP/MAINT (0.48%)
           20,706   Unique Zurich Airport - (Switzerland) **                                   1,799,152
                                                                                           ---------------
                    APPLIANCES (0.45%)
          295,551   Fourlis SA - (Greece) **                                                   1,659,182
                                                                                           ---------------
                    ATHLETIC FOOTWEAR (2.27%)
           11,753   Adidas-Salomon AG - (Germany) *, **                                        1,640,004
           25,310   Puma AG Rudolf Dassler Sport - (Germany) **, (a)                           6,781,188
                                                                                           ---------------
                                                                                               8,421,192
                                                                                           ---------------
                    AUDIO/VIDEO PRODUCTS (0.42%)
        5,700,699   Skyworth Digital Holdings, Ltd. - (Hong Kong) **                           1,553,463
                                                                                           ---------------
                    AUTO - CARS/LIGHT TRUCKS (1.58%)
        5,758,231   Denway Motors Limited (Hong Kong) **                                       1,919,890
          103,156   Toyota Motor Corp. - (Japan) **                                            3,949,720
                                                                                           ---------------
                                                                                               5,869,610
                                                                                           ---------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.77%)
          273,778   NGK SPARK PLUG Co.,  Ltd. - (Japan) **                                     2,851,673
                                                                                           ---------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (5.38%)
          135,522   CRH PLC (Ireland) **                                                       3,240,140
            3,646   Geberit AG - (Switzerland) **, (a)                                         2,832,242
           53,424   Heijmans N.V. (Netherlands) **                                             1,456,445
          254,802   Kingspan Group Plc (Ireland) **                                            1,886,133
            6,562   Sika AG - (Switzerland) **                                                 3,783,647
          180,591   Wienerberger AG - (Austria) **                                             6,773,704
                                                                                           ---------------
                                                                                              19,972,311
                                                                                           ---------------
                    BUILDING - HEAVY CONSTRUCTION (1.68%)
           54,278   Vinci SA -  (France) **, (a)                                               6,245,863
                                                                                           ---------------
                    BLDG-RESIDENTIAL/COMMERCIAL (0.54%)
        8,679,382   Land & Houses PCL - (Thailand) **                                          1,990,444
                                                                                           ---------------
                    BUILDING PRODUCTS - CEMENT/AGGREGATE (1.05%)
          872,720   Cementir SpA (Italy) **                                                    3,902,120
                                                                                           ---------------
                    CELLULAR TELECOMMUNICATIONS (0.49%)
        1,471,783   Digi.com Berhad - (Malaysia) *, **                                         1,828,109
                                                                                           ---------------
                    COMMERCIAL BANKS - NON US (3.56%)
          128,501   Alpha Bank A. E. - (Greece) **                                             3,274,968

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                     MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    COMMERCIAL BANKS - NON US (CONTINUED)
          689,640   BOC Hong Kong (Holdings) Ltd - (Hong Kong) **                          $  1,260,234
        1,140,000   Chinatrust Financial Holding Company Ltd. (Taiwan)                        1,228,260
          258,515   Royal Bank of Scotland Group PLC - (United Kingdom) **                    7,466,067
                                                                                           --------------
                                                                                             13,229,529
                                                                                           --------------
                    COMPUTERS (0.54%)
           33,558   Wincor Nixdorf AG (Germany) *, **                                         2,000,601
                                                                                           --------------
                    COMPUTERS - PERIPHERAL EQUIPMENT (0.69%)
          633,161   Domino Printing Sciences PLC - (United Kingdom) **                        2,549,279
                                                                                           --------------
                    DISTRIBUTION/WHOLESALE (0.43%)
           82,168   Cia Vale Do Rio Doce (Brazil) **                                          1,581,734
                                                                                           --------------
                    DIVERSIFIED (0.41%)
          131,504   IAWS Group PLC - (Ireland) **                                             1,518,956
                                                                                           --------------
                    DIVERSIFIED FINANCIAL SERVICES (0.22%)
        1,686,539   China Everbright Ltd (Hong Kong) **                                         811,039
                                                                                           --------------
                    DIVERSIFIED MANUFACTURING OPERATIONS (1.25%)
          127,411   Aalberts Industries NV  - (Netherlands) **, (a)                           4,628,668
                                                                                           --------------
                    DIVERSIFIED MINERALS (1.76%)
          238,310   Anglo American PLC - (United Kingdom) **                                  5,713,883
           41,095   Antofagasta PLC - (United Kingdom) *, **                                    841,056
                                                                                           --------------
                                                                                              6,554,939
                                                                                           --------------
                    DIVERSIFIED OPERATIONS (1.37%)
        4,882,619   First Pacific Co. Ltd. - (Hong Kong) *, **                                1,361,840
        2,258,550   Gome Electrical Appliances (Hong Kong) **                                 1,339,539
        3,449,640   Noble Group Ltd (Singapore) **                                            2,376,801
                                                                                           --------------
                                                                                              5,078,180
                                                                                           --------------
                    ELECTRIC - GENERATION (0.66%)
        3,026,236   Datang International Generation Co. Ltd.- (Hong Kong) **                  2,464,283
                                                                                           --------------
                    ELECTRIC - INTEGRATED (0.32%)
          407,662   Tenaga Nasional BHD (Malaysia) **                                         1,180,074
                                                                                           --------------
                    ELECTRIC PRODUCTS - MISCELLANEOUS (1.42%)
           13,270   Samsung Electronics Co Ltd (South Korea) **                               5,278,037
                                                                                           --------------
                    ELECTRONIC COMPO-MISC . (0.43%)
          190,681   NGK Insulators Ltd (Japan) **                                             1,603,786
                                                                                           --------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.36%)
          106,847   Perlos Oyj (Finland) **                                                   1,353,586
                                                                                           --------------
                    ELECTRONIC MEASURING INSTRUMENTS (0.76%)
          102,151   Techem AG - (Germany) *, **, (a)                                          2,810,215
                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                     MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    ENGINEERING/R&D SERVICES (2.96%)
        1,292,275   ABB Ltd - (Switzerland) **                                             $  7,885,910
          247,073   ABB Ltd. - (Sweden) **                                                    1,513,620
          209,585   Chiyoda Corp. (Japan)                                                     1,587,837
                                                                                           --------------
                                                                                             10,987,367
                                                                                           --------------
                    EXTENDED SERVICE CONTRACTS (0.51%)
        4,572,514   Accord Cutomer Care Solutions Limited - (Singapore) *, **                 1,914,720
                                                                                           --------------
                    FILTRATION/SEPARATE PRODUCTS (0.65%)
          638,497   Whatman PLC - (United Kingdom) **                                         2,403,231
                                                                                           --------------
                    FINANCE - INVESTMENT BANKER/BROKER (0.58%)
          164,380   Mediobance SpA (Italy) **                                                 2,172,270
                                                                                           --------------
                    FOOD - CONFECTIONARY (0.76%)
              238   Lindt & Spruengli AG - (Switzerland) **                                   2,839,914
                                                                                           --------------
                    FOOD - DAIRY PRODUCTS (2.28%)
          265,446   Numico Nv Common (Netherlands) **, (a)                                    8,453,127
                                                                                           --------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED (2.51%)
          699,501   Koninklijke Wessanen NV - (Netherlands) **                                9,322,046
                                                                                           --------------
                    FOOD - WHOLESALE/DISTRIBUTORS (0.43%)
          718,967   Fyffes PLC - (Ireland) **                                                 1,598,399
                                                                                           --------------
                    GAMBLING (NON-HOTEL) (2.80%)
          193,075   Greek Organisation of Football Prognostics SA - (Greece) **               3,736,085
          207,713   Paddy Power PLC (Ireland) **                                              2,450,815
          436,373   William Hill PLC - (United Kingdom)** **                                  4,212,748
                                                                                           --------------
                                                                                             10,399,648
                                                                                           --------------
                    GOLD MINING (0.44%)
          363,224   Highland Gold Mining Ltd. - (United Kingdom) **                           1,643,190
                                                                                           --------------
                    HOME FURNISHINGS (0.62%)
          108,708   Ekornes ASA - (Norway) **                                                 2,321,440
                                                                                           --------------
                    HUMAN RESOURCES (1.77%)
          181,376   Randstad Holdings NV - (Netherlands) **, (a)                              6,568,868
                                                                                           --------------
                    INTERNET SECURITY (0.21%)
           18,082   Trend Micro, Inc. (Japan) **                                                777,650
                                                                                           --------------
                    INVESTMENT COMPANIES (0.36%)
          676,219   IMMSI SpA (Italy) **                                                      1,335,389
                                                                                           --------------
                    LOTTERY SERVICES (1.54%)
          206,764   Lottomatica SpA - (Italy) **, (a)                                         5,718,977
                                                                                           --------------
                    MACHINE TOOLS & RELATED PRODUCTS (0.34%)
           52,549   IWKA AG - (Germany) **                                                    1,247,888
                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                     MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (3.36%)
          172,325   Sanofi-Aventis - (France) **, (a)                                      $ 12,499,261
                                                                                           --------------
                    MEDICAL PRODUCTS (1.38%)
           33,660   Fresenius Medical Care AG (Germany) **, (a)                               2,577,750
           23,543   Synthes, Inc. - (Switzerland) **, (a)                                     2,564,145
                                                                                           --------------
                                                                                              5,141,895
                                                                                           --------------
                    MORTGAGE BANKS (0.40%)
           31,647   FHB Land Credit And Mortgage - (Hungary) **                               1,488,588
                                                                                           --------------
                    MULTI-LINE INSURANCE (2.49%)
          717,663   Storebrand ASA - (Norway) **                                              5,410,591
           60,005   Topdanmark A/S - (Denmark) **, (a)                                        3,855,719
                                                                                           --------------
                                                                                              9,266,310
                                                                                           --------------
                    OFFICE AUTOMATION & EQUIPMENT (1.38%)
           79,821   Neopost SA - (France) **, (a)                                             5,125,437
                                                                                           --------------
                    OIL - FIELD SERVICES (0.92%)
           15,863   Technip SA - (France) **                                                  2,561,250
           43,561   TGS Nopec Geophysical Co ASA (Norway) *, **                                 841,258
                                                                                           --------------
                                                                                              3,402,508
                                                                                           --------------
                    OIL COMPANIES - EXPLORATION & PRODUCTION (1.66%)
           83,689   PetroKazakhstan, Inc. - (Canada) **, (a)                                  2,837,576
        1,285,661   Tullow Oil Plc (United Kingdom) **                                        3,344,318
                                                                                           --------------
                                                                                              6,181,894
                                                                                           --------------
                    OIL COMPANIES - INTEGRATED (7.93%)
          464,892   BP PLC (United Kingdom) **                                                4,437,596
          324,530   ENI SpA - (Italy) **                                                      7,271,342
        6,308,904   Petrochina Company Limited (Hong Kong) **                                 3,377,726
        2,096,584   PTT PCL - (Thailand) **                                                   8,553,354
          406,918   Statoil ASA - (Norway) **                                                 5,833,408
                                                                                           --------------
                                                                                             29,473,426
                                                                                           --------------
                    OPTICAL SUPPLIES (0.20%)
           11,411   Essilor International  SA - (France) **, (a)                                733,428
                                                                                           --------------

                    PETROCHEMICALS (0.35%)
        3,205,410   Sinopec Beijing Yanhua Petrochemical Company Limited (Hong Kong) **       1,294,816
                                                                                           --------------

                    PHOTO EQUIPMENT & SUPPLIES (0.88%)
          112,534   AGFA Gevaert NV - (Belgium) **, (a)                                       3,263,577
                                                                                           --------------

                    POWER CONVERSION/SUPPLY EQUIPMENT (0.46%)
        1,956,628   Chloride Group PLC - (United Kingdom) **                                  1,717,209
                                                                                           --------------

                    PUBLISHING - NEWSPAPERS (0.36%)
          287,890   RCS MediaGroup SpA - (Italy) **, (a)                                      1,337,277
                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                     MARKET VALUE
---------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    PUBLISHING - PERIODICALS (0.67%)
          675,373   Findexa Ltd - (Norway) *, **                                           $  2,478,157
                                                                                           --------------
                    REAL ESTATE MANAGEMENT /SERVICE (0.20%)
           12,978   Goldcrest Co., Ltd. - (Japan) **                                            758,321
                                                                                           --------------
                    REAL ESTATE OPERATIONS/DEVELOPMENT (3.56%)
        9,581,711   China Overseas Land & Investment Ltd (Hong Kong) **                       2,076,557
           64,411   Desarrolladora Homex-Adr (Mexico) *, **                                   1,330,087
          449,942   Henderson Land Development Co., Ltd. - (Hong Kong) **                     2,152,184
        1,577,882   Kerry Properties Ltd. - (Hong Kong) **                                    2,974,444
          383,508   Sun Hung Kai Properties Ltd. - (Hong Kong) **, (a)                        3,614,729
          251,613   Unite Group PLC - (United Kingdom) **                                     1,065,423
                                                                                           --------------
                                                                                             13,213,424
                                                                                           --------------
                    RECREATIONAL (0.33%)
          283,556   Tokyo Dome Corp. (Japan) **                                               1,214,340
                                                                                           --------------
                    REINSURANCE (0.33%)
          196,329   Catlin Group Ltd (United Kingdom) **                                      1,231,008
                                                                                           --------------
                    REITS - OFFICE PROPERTY (1.36%)
              312   Japan Real Estate Investment Corp. - (Japan) **                           2,476,977
              328   Nippon Building Fund, Inc. - (Japan) **                                   2,580,193
                                                                                           --------------
                                                                                              5,057,170
                                                                                           --------------
                    REITS - SHOPPING CENTERS (0.77%)
        3,621,818   Fortune Real Estate Investment Trust - (Hong Kong) **                     2,856,378
                                                                                           --------------
                    RETAIL - BUILDING PRODUCTS (0.74%)
          124,253   Grafton Group Plc (Ireland) **                                            1,154,335
          171,266   Grafton Group PLC - (Ireland) **                                          1,588,967
                                                                                           --------------
                                                                                              2,743,302
                                                                                           --------------
                    RETAIL - CONSUMER ELECTRONICS (0.83%)
          131,758   Germanos SA - (Greece) **                                                 3,089,600
                                                                                           --------------
                    RETAIL - PUBS (0.18%)
           74,816   Punch Taverns PLC - (United Kingdom) **                                     682,336
                                                                                           --------------
                    RETAIL AUTO PARTS INDUSTRY (0.82%)
          577,319   Halfords Group PLC - (United Kingdom) *, **                               3,050,506
                                                                                           --------------
                    RETAIL JEWELRY (0.92%)
           25,203   The Swatch Group - (Switzerland) **, (a)                                  3,400,901
                                                                                           --------------
                    RUBBER - TIRES (1.50%)
           87,355   Continental AG - (Germany) **, (a)                                        4,748,840
            7,644   Nokian Renkaat Oyj - (Finland) **                                           830,715
                                                                                           --------------
                                                                                              5,579,555
                                                                                           --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                     MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    SOAP AND CLEANING PREPARATION (1.09%)
          164,989   Reckitt Benckiser PLC - (United Kingdom) **, (a)                       $   4,042,471
                                                                                           ---------------

                    STEEL - PRODUCERS (0.59%)
        4,933,043   Maanshan Iron & Steel - (Hong Kong) **                                     2,182,468
                                                                                           ---------------

                    STOCK INDEX (0.21%)
           32,876   India Fund, Inc.                                                             780,805
                                                                                           ---------------

                    TELECOMMUNICATIONS EQUIPMENT (1.97%)
          325,116   Tandberg ASA (Norway) **                                                   2,934,086
        1,409,559   Telefonaktiebolaget LM Ericsson - (Sweden) **                              4,375,708
                                                                                           ---------------
                                                                                               7,309,794
                                                                                           ---------------

                    TELECOMMUNICATIONS SERVICES (1.15%)
          138,180   Cesky Telecom AS - GDR - (Czechoslovakia) **                               1,803,249
        1,787,633   Singapore Telecommunications Ltd (Singapore) **                            2,484,593
                                                                                           ---------------
                                                                                               4,287,842
                                                                                           ---------------

                    TELEVISION (3.06%)
           12,491   Antena 3 Television - (Spain) *, **                                           743,425
          357,201   ProSiebenSat.1 Media AG - (Germany) *, **, (a)                              6,583,696
          120,211   SBS Broadcasting SA - ADR - (Luxembourg) *, **                              4,046,302
                                                                                           ---------------
                                                                                              11,373,423
                                                                                           ---------------

                    TRANSPORTATION - MARINE (1.85%)
              600   A P Moller-Maersk A/S - (Denmark) **                                       4,596,435
           13,150   Frontline, Ltd. - (Norway)**                                                 616,330
            9,452   Irish Continental Group Plc (Ireland) **                                     117,394
           57,944   Irish Continental Group Plc (Ireland) **                                     719,667
          839,982   Thoresen Thai Agencies Public Company Limited (Thailand) **                   811,087
                                                                                           ---------------
                                                                                               6,860,913
                                                                                           ---------------
                    TOTAL COMMON STOCK (Cost $322,643,717)                                   346,361,783
                                                                                           ---------------
                    RIGHTS (0.00%)
                    --------------
                    DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
           83,951   Accor Rights - (France) **, (a)                                                1,043
                                                                                           ---------------
                    TOTAL RIGHTS (Cost $0)                                                         1,043
                                                                                           ---------------
                    INVESTMENTS IN SECURITIES (Cost $322,643,717)                            346,362,826
                                                                                           ---------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                      MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD, NOT YET PURCHASED ((24.43)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((24.43)%)
                    -----------------------------------------------
                    ADVERTISING SALES ((0.55)%)
         (100,259)  SR Teleperformance - (France) **                                       $  (2,035,937)
                                                                                           ---------------
                    AEROSPACE/DEFENSE - EQUIPMENT ((0.60)%)
          (84,599)  European Aeronautic Defence and Space Co. - (Netherlands) **              (2,241,193)
                                                                                           ---------------
                    AIRLINES ((0.51)%)
         (831,368)  easyJet PLC - (United Kingdom) *, **                                      (1,910,602)
                                                                                           ---------------
                    AUTO - CARS/LIGHT TRUCKS ((2.78)%)
          (99,386)  DaimlerChrysler AG - (Germany)**                                          (4,098,137)
         (664,834)  Ryanair Holdings Plc - (Ireland) *, **                                    (3,319,422)
          (75,615)  Volkswagen AG (Germany) **                                                (2,910,401)
                                                                                           ---------------
                                                                                             (10,327,960)
                                                                                           ---------------
                    AUTOMOBILES - MEDIUM & HEAVY DUTY TRUCKS ((0.80)%)
          (83,742)  Volvo AB - (Sweden) **                                                    (2,956,195)
                                                                                           ---------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) ((0.34)%)
          (31,643)  Autoliv Inc Swed Dep Receipt (Sweden) **                                  (1,264,816)
                                                                                           ---------------
                    BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS ((0.70)%)
          (50,902)  Compagnie De Saint-Gobain - (France) **                                   (2,612,904)
                                                                                           ---------------
                    COMMERCIAL BANKS - NON US ((1.68)%)
          (90,409)  Commerzbank AG - (Germany) **                                             (1,680,957)
          (34,900)  Deutsche Bank AG - (Germany)**                                            (2,508,431)
         (105,328)  National Australia Bank Ltd (Australia) **                                (2,058,418)
                                                                                           ---------------
                                                                                              (6,247,806)
                                                                                           ---------------
                    COMPUTER SERVICES ((0.89)%)
          (59,818)  Atos Origin SA - (France) **                                              (3,302,379)
                                                                                           ---------------
                    CONTAINERS - PAPER/PLASTIC ((0.81)%)
         (156,162)  Smurfit-Stone Container Corp. *, (a)                                      (3,024,858)
                                                                                           ---------------
                    COSMETICS & TOILETRIES ((1.29)%)
          (26,258)  Beiersdorf AG - (Germany) **                                              (2,491,273)
         (101,094)  Oriflame Cosmetics SA - (Sweden) *, **                                    (2,284,273)
                                                                                           ---------------
                                                                                              (4,775,546)
                                                                                           ---------------
                    DISTRIBUTION/WHOLESALE ((0.79)%)
         (147,205)  Medion AG - (Germany)**                                                   (2,943,552)
                                                                                           ---------------
                    E-COMMERCE/PRODUCTS ((0.20)%)
         (286,836)  lastminute.com PLC - (United Kingdom) *, **                                 (726,666)
                                                                                           ---------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.73)%)
       (1,791,790)  ARM Holdings PLC - (United Kingdom) *, **                                 (2,707,365)
                                                                                           ---------------
                    ELECTRONIC PARTS DISTRIBUTORS ((0.33)%)
         (217,804)  Electrocomponents PLC (United Kingdom) **                                 (1,225,743)
                                                                                           ---------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                      MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    ELECTRONICS ((0.34)%)
          (13,148)  Sagem S.A. (France) **                                                 $  (1,258,217)
                                                                                           ---------------
                    FINANCE - INVESTMENT BANKER/BROKER ((0.18)%)
         (101,158)  Van der Moolen Holding NV - (Netherlands) **                                (658,347)
                                                                                           ---------------
                    FOOD - MISCELLANEOUS/DIVERSIFIED ((1.05)%)
           (7,233)  Nestle SA - (Switzerland) **                                              (1,656,633)
          (39,006)  Unilever NV - (Netherlands) **                                            (2,244,002)
                                                                                           ---------------
                                                                                              (3,900,635)
                                                                                           ---------------
                    FOOD - RETAIL ((0.96)%)
          (30,903)  Casino Guichard Perrachon (France) **                                     (2,356,634)
         (266,271)  Sainsbury (J) PLC (United Kingdom) **                                     (1,227,472)
                                                                                           ---------------
                                                                                              (3,584,106)
                                                                                           ---------------
                    LIFE/HEALTH INSURANCE ((0.81)%)
       (1,673,359)  Legal & General Group PLC - (United Kingdom) **                           (3,005,335)
                                                                                           ---------------
                    MACHINE TOOLS & RELATED PRODUCTS ((0.69)%)
          (73,890)  Sandvik AB - (Sweden)**                                                   (2,552,586)
                                                                                           ---------------
                    MEDICAL - DRUGS ((1.77)%)
          (41,628)  Altana AG - (Germany) **                                                  (2,422,247)
          (27,130)  AstraZeneca PLC - (United Kingdom)** **                                   (1,111,965)
          (67,761)  GlaxoSmithKline PLC - (United Kingdom) **                                 (1,460,376)
         (115,100)  Warner Chilcott Plc (United Kingdom) **                                   (1,597,511)
                                                                                           ---------------
                                                                                              (6,592,099)
                                                                                           ---------------
                    MULTI-LINE INSURANCE ((1.06)%)
          (17,734)  Allianz AG - (Germany) **                                                 (1,786,065)
          (14,975)  Zurich Financial Services AG - (Switzerland) **                           (2,134,660)
                                                                                           ---------------
                                                                                              (3,920,725)
                                                                                           ---------------
                    PAPER & RELATED PRODUCTS ((0.91)%)
         (164,380)  Ds Smith PLC (United Kingdom) **                                            (443,209)
         (109,865)  Stora Enso Oyj - (Finland) **                                             (1,484,607)
          (76,593)  UPM-Kymmene OyJ - (Finland)**                                             (1,458,325)
                                                                                           ---------------
                                                                                              (3,386,141)
                                                                                           ---------------
                    RENTAL AUTO/EQUIPMENT ((0.25)%)
         (747,457)  Avis Europe PLC - (United Kingdom) *, **                                    (933,273)
                                                                                           ---------------
                    RESORTS/THEME PARK ((0.14)%)
          (10,927)  Club Mediterranee SA - (France) *, **                                       (516,798)
                                                                                           ---------------
                    RETAIL - APPAREL/SHOE ((0.38)%)
         (349,420)  Matalan PLC (United Kingdom) **                                           (1,395,795)
                                                                                           ---------------
                    RETAIL - CONSUMER ELECTRONICS ((0.37)%)
         (513,296)  Carphone Warehouse Group (United Kingdom) **                              (1,383,972)
                                                                                           ---------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2004


SHARES                                                                                      MARKET VALUE
----------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    SEMICONDUCTOR EQUIPMENT ((0.73)%)
         (209,585)  Asml Holding NV (United Kingdom) *, **                                 $  (2,696,765)
                                                                                           ---------------
                    STEEL - PRODUCERS ((0.67)%)
         (181,540)  Acerinox Sa (Spain) **                                                    (2,507,266)
                                                                                           ---------------
                    TELECOMMUNICATIONS EQUIPMENT ((0.66)%)
         (106,070)  Alcatel SA - (France) *, **                                               (1,239,668)
          (61,644)  UTStarcom, Inc. *, **                                                       (993,085)
          (58,227)  Wavecom SA - (France) *, **                                                 (200,321)
                                                                                           ---------------
                                                                                              (2,433,074)
                                                                                           ---------------
                    TRAVEL SERVICES ((0.46)%)
          (92,053)  TUI  AG - (Germany) *, **                                                 (1,725,243)
                                                                                           ---------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(91,967,538))          (90,753,899)
                                                                                           ---------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(91,967,538))              (90,753,899)
                                                                                           ---------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 68.81%    255,608,927
                                                                                           ---------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 31.19%                               115,861,343
                                                                                           ---------------
         TOTAL NET ASSETS -- 100.00%                                                       $ 371,470,270
                                                                                           ===============

*   Non-income producing security
**  Foreign security
(a) Partially or wholly held ($65,613,617 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        UBS Tamarack International Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*        /s/ Mitchell Tanzman
                        --------------------------------------------------------
                                 Mitchell Tanzman, Co-Chief Executive Officer
                                 (principal executive officer)

Date     November 18, 2004
--------------------------------------------------------------------------------

By (Signature and Title)*        /s/ Gregory Brousseau
                        --------------------------------------------------------
                                 Gregory Brousseau, Co-Chief Executive Officer
                                 (principal executive officer)

Date     November 18, 2004
--------------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Mitchell Tanzman
                        --------------------------------------------------------
                                 Mitchell Tanzman, Co-Chief Executive Officer
                                 (principal executive officer)

Date     November 18, 2004
--------------------------------------------------------------------------------

By (Signature and Title)*        /s/ Gregory Brousseau
                        --------------------------------------------------------
                                 Gregory Brousseau, Co-Chief Executive Officer
                                 (principal executive officer)

Date     November 18, 2004
--------------------------------------------------------------------------------

By (Signature and Title)*        /s/ Michael Mascis
                        --------------------------------------------------------
                                 Michael Mascis, Chief Financial Officer
                                 (principal financial officer)

Date     November 18, 2004
--------------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.